EQUITY-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2013
Equity-based compensation
Schedule of ranges of significant assumptions used to develop the fair value estimates of equity-based awards

Range for the Year Ended December 31,
Valuation Methodology	Significant Assumption	2013	2012	2011
Income approach	Discount rate	14% - 17%	18% - 20%	20% - 22%
Market approach	Forward income multiples	13.0 - 20.0	11.0 - 17.0	9.0 - 17.5
	Forward revenue multiples	1.5 - 3.25	N/A	N/A

Management Units
Equity-based compensation
Schedule of activity related to the Management Units provided to partner and non-partner employees

	Units	Weighted average fair value at grant date
Outstanding at January 1, 2011	745,152	$115.29
Granted	75,569	824.89
Forfeited	(19,329)	143.57

Outstanding at December 31, 2011	801,392	181.59
Granted	61,837	1,133.71
Forfeited	(8,226)	1,003.46

Outstanding at December 31, 2012	855,003	242.55
Granted	38,162	1,005.21
Forfeited	(11,085)	689.21

Outstanding at December 31, 2013	882,080	270.05

Schedule of activity related to the unvested Management Units provided to partner and non-partner employees

	Units	Weighted average fair value at grant date
Unvested Balance at January 1, 2013	554,522	$366.26
Granted	38,162	1,005.21
Forfeited	(11,085)	689.21
Vested	(128,642)	113.38

Unvested Balance at December 31, 2013	452,957	485.44

Parent Company Investment | Management Units provided upon joining
Equity-based compensation
Summary of vesting schedule

Years 1 through 4	0%
End of year 5	50%
End of year 6	66 2/3%
End of year 7	83 1/3%
End of year 8	100%

Parent Company Investment | Management Units granted as part of certain partner's incentive arrangements upon joining | Partners
Equity-based compensation
Summary of vesting schedule

Years 1 and 2	0%
End of year 3	33 1/3%
End of year 4	66 2/3%
End of year 5	100%